Leases (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 24, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Weighted average incremental borrowing rate			4.80%
Duration of bareboat hire holiday period which expired on September 21, 2016 (in days)	210 days
Right-of-Use Assets at the beginning of the year		$ 206,753
Additions		2,464
Depreciation expense		(10,340)
Right-of-Use Assets at the end of the year		206,495	$ 206,753
Analysis of lease liabilities
Additions		1,462
Lease charge (Note 19)		10,506	10,520	$ 10,875
Payments		(20,412)
Lease liabilities at the end of the year		204,930
Lease liability, current portion		9,363	6,675
Lease liability, non-current portion		195,567	199,424
Lease expense incurred for low value leases		106
Minimum
Leases
Sale leaseback, repurchase period	10 years
Maximum
Leases
Leaseback bareboat charter period in years	20 years
Sale leaseback, repurchase period	17 years
GAS-twenty six Ltd
Leases
Proceeds from sale and finance leaseback	$ 217,000
After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year		214,371
Right-of-Use Assets at the end of the year			214,371
Analysis of lease liabilities
Lease liabilities at the beginning of the year		213,374
Lease liabilities at the end of the year			213,374
Lease liability, current portion			7,742
Lease liability, non-current portion			205,632
Vessels
Leases
Additions		1,001
Depreciation expense		(7,722)
Right-of-Use Assets at the end of the year		200,032
Vessels | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year		206,753
Right-of-Use Assets at the end of the year			206,753
Vessel Equipment
Leases
Additions		336
Depreciation expense		(1,109)
Right-of-Use Assets at the end of the year		1,857
Vessel Equipment | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year		2,630
Right-of-Use Assets at the end of the year			2,630
Properties
Leases
Additions		1,080
Depreciation expense		(1,499)
Right-of-Use Assets at the end of the year		4,550
Properties | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year		4,969
Right-of-Use Assets at the end of the year			4,969
Other
Leases
Additions		47
Depreciation expense		(10)
Right-of-Use Assets at the end of the year		56
Other | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year		$ 19
Right-of-Use Assets at the end of the year			$ 19